AMG FQ Global Risk-Balanced Fund
AMG FQ Global Risk-Balanced Fund
INVESTMENT OBJECTIVE
The AMG FQ Global Risk-Balanced Fund’s (the “Fund”) investment objective is to maximize total return.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMG FQ Global Risk-Balanced Fund		Investor Class	Service Class	Institutional Class
Management Fee		0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	none	none
Other Expenses		0.67%	0.51%	0.42%
Acquired Fund Fees and Expenses		0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses		1.74%	1.33%	1.24%
Fee Waiver and Expense Reimbursements	[1]	(0.13%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[1]	1.61%	1.20%	1.11%
[1]	AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least March 1, 2017, to waive management fees and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.89% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of the Fund's liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - AMG FQ Global Risk-Balanced Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	164	535	932	2,041
Service Class	122	409	716	1,590
Institutional Class	113	381	669	1,489

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to provide a diversified, risk-balanced global market portfolio. The Fund attempts to balance risk and return by gaining exposure, generally through derivative instruments, to global equities, debt, currency markets, and commodities utilizing a proprietary dynamic asset allocation process. The Fund will invest in issuers, and/or have investments that expose the Fund to issuers, organized, located, or doing a substantial amount of business in a minimum of three countries, including the United States. Under normal circumstances, the Fund will invest at least 40% of its net assets, plus the amount of any borrowing for investment purposes, in issuers organized, located, or doing a substantial amount of business outside the United States, including investments that expose the Fund to such issuers.

First Quadrant, L.P.'s ("First Quadrant" or the "Subadvisor") proprietary investment process is designed to seek to provide a diversified, risk-balanced global market portfolio. First Quadrant utilizes a risk-based approach and seeks to dynamically rebalance the Fund to achieve an optimal total portfolio risk target. Applying this process, the Fund seeks to provide greater capital loss protection during down markets than traditional balanced portfolios, as well as participate in market gains.

Generally, the Fund intends to allocate to the following asset classes:
  Inflation-Protected Securities — Generally through investments in exchange traded funds ("ETFs") and cash sovereign bonds.
  Sovereign (Foreign Country) Debt — Generally through futures on foreign country debt indices and cash sovereign bonds, which may be used to increase income or hedge against the Fund's risks related to global equity exposure.
  Global (U.S. and Non-U.S.) Equities — Generally through equity investments and futures on equity country indices although the Fund may also seek to gain exposure to various sectors by investing in ETFs.
  High Yield Bonds — Generally through investments in ETFs and derivatives such as total return swaps, which may be used for diversification or other purposes.
  Commodities — Generally through investments exposed to companies in the commodities sector and instruments linked to a commodity index or futures contract(s), particularly ETFs and exchange-traded notes ("ETNs").
  Currency Markets — Generally through the use of derivative instruments such as foreign currency forwards on developed or emerging currencies.
In addition to the above, First Quadrant will generally maintain exposures to developed and emerging markets, small capitalization securities, and real estate investment trusts ("REITs"). In selecting equity investments for the Fund, First Quadrant is not constrained by any particular investment style or capitalization range. In selecting debt investments for the Fund, First Quadrant has the flexibility to invest in debt-related investments of any credit quality and with any duration.

The Fund may achieve long and short exposure to global equity, bond, and currency markets through a wide range of derivative instruments and direct investments. The Fund may also invest directly in global equity securities and global fixed-income securities. In addition, the Fund may invest in commodity-linked derivative instruments and investment vehicles that exclusively invest in various commodities or have economic exposure to commodities.
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure. The Fund may be exposed to the following risks directly, by investing in securities, or indirectly, through the use of derivatives and ETFs.

Asset Allocation Risk—the Fund's investments may not be allocated in the best performing asset classes.

Commodities Exposure Risk—exposure to commodities through investments exposed to companies in the commodities sector, commodity futures contracts, or otherwise, may result in losses for the Fund. Commodity prices, the value of stocks of companies exposed to commodities, and commodity futures prices, and therefore ETNs exposed to such commodity futures, can be extremely volatile and are affected by a wide range of factors, including market movements, supply and demand imbalances and inflationary trends.

Credit and Counterparty Risk—the issuer of bonds, ETNs or other debt securities or a counterparty to a derivatives contract may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest, principal or settlement payments or otherwise honor its obligations.

Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives Risk—the use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Emerging Markets Risk—investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility.

Exchange-Traded Fund Risk—because exchange-traded funds incur their own costs, investing in them could result in a higher cost to the investor.

Exchange-Traded Note Risk—the value of an ETN may be influenced by fluctuations in the values of the underlying assets or instruments, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying markets, changes in applicable interest rates, and changes in the issuer's credit rating. The Fund bears any fees and expenses associated with investment in ETNs. There may be restrictions on the Fund's right to redeem its investment in an ETN meant to be held to maturity, and it may be difficult for the Fund to sell its ETN holdings.

Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

Hedging Risk—there is no guarantee that hedging strategies will be successful.

High Yield Risk—below investment grade debt securities and unrated securities of similar credit quality (commonly known as "junk bonds" or "high yield securities") may be subject to greater levels of interest rate, credit, liquidity, and market risk than higher-rated securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments.

Inflation Risk—the risk that the value of assets or income from investments will be worth less in the future.

Interest Rate Risk—fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Leverage Risk—borrowing and some derivative investments such as futures and forward commitment transactions, may magnify smaller adverse market movements into relatively larger losses.

Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadvisor's investment techniques and risk analysis will produce the desired result.

Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.

Political Risk—changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

Prepayment Risk—a debtor may exercise its right to pay back a bond or other debt security earlier than expected or required during periods of decreasing interest rates.

Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.

Reinvestment Risk—the Fund may have difficulty reinvesting payments from debtors and may receive lower rates than from its original investments.

Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Tax Risk—although the Fund is expected to qualify as a regulated investment company, it may not qualify, which could result in higher taxes to shareholders and imposition of tax at the Fund level.

U.S. Government Securities Risk—obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), and Federal Home Loan Banks ("FHLBs") are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity's own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaults on a loan, there is no guarantee that the U.S. Government will provide financial support.
PERFORMANCE
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index, the S&P 500 Index, and to a composite index, 60% MSCI World Index and 40% Citigroup World Government Bond Index (“Composite Index”), which more accurately reflects the composition of the Fund’s portfolio. The Composite Index is calculated on both a hedged and unhedged basis, with respect to currency exchange rates, in the accompanying table. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

The performance information shown for the Fund’s Institutional Class shares (formerly shares of the Managers Fremont Global Fund’s sole share class, which were reclassified and redesignated as Institutional Class shares effective January 1, 2010) includes historical performance of the Fund for periods prior to September 28, 2009. To obtain updated monthly performance information please visit www.amgfunds.com or call 1.800.835.3879.
Calendar Year Total Returns as of 12/31/15 (Institutional Class)

Best Quarter: 17.12% (2nd Quarter 2009) Worst Quarter: -17.72 (4th Quarter 2008)
Average Annual Total Returns as of 12/31/15
Average Annual Total Returns - AMG FQ Global Risk-Balanced Fund	1 Year	5 Years	10 Years	Since Inception [1]	Inception Date
Investor Class	(6.39%)	2.49%		3.97%	Jan. 01, 2010
Service Class	(6.00%)	2.90%		4.36%	Jan. 01, 2010
Institutional Class	(5.88%)	3.02%	2.21%
Institutional Class | Return After Taxes on Distributions	(6.72%)	2.00%	1.28%
Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares	(3.32%)	1.93%	1.44%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	1.38%	12.57%	7.31%	13.00%	Jan. 01, 2010
Composite Index (Hedged) (reflects no deduction for fees, expenses, or taxes)	0.80%	6.11%	3.85%	6.30%	Jan. 01, 2010
Composite Index (Unhedged) (reflects no deduction for fees, expenses, or taxes)	(1.66%)	4.73%	4.81%	5.51%	Jan. 01, 2010
[1]	Investor Class, Service Class, and Index performance shown reflects performance since the inception date of the Fund's Investor Class and Service Class on January 1, 2010.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only, and after-tax returns for Investor Class and Service Class shares will vary. The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns before taxes and returns after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.